Form 13F Holdings Report -- Submission Type 13F-HR

The following submission of Form 13F Holdings Report (submission type 13F-HR) includes the submission Page 1 data Fields, attached header, Cover Page, Summary Page, and Information Table.
Main Page (1)

	TYPE                     		13F-HR
	PERIOD                 	 		03/31/2009

		CIK                      	0000936936
		CCC                      	isgr$w6g
	SUBMISSION/CONTACT
		NAME                     	Todd M. Humphrey
		PHONE                    	310-824-6445

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement.
                                  	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Doheny Asset Management LLC
Address: 	10877 Wilshire Blvd.
         	Suite 1406
         	Los Angeles, CA  90024

13F File Number:  	801-43726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		William H. Doheny, Jr.
Title:    	Managing Member
Phone:    	310-209-5500
Signature, Place, and Date of Signing:

    William H. Doheny, Jr.	Los Angeles, CA	     May 6, 2009
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		0

Form 13F Information Table Entry Total:   	75
Form 13F Information Table Value Total:   	$91,531,000
List of Other Included Managers:		none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co (fmly Minnesota Mining & COM              88579Y101      346     6950 SH       SOLE                                       6950
ALLSCRIPTS-MISYS HEALTHCARE SO COM              01988P108     1163   113005 SH       SOLE                                     113005
AMGEN INC.                     COM              031162100     2424    48950 SH       SOLE                                      48950
ANALOG DEVICES                 COM              032654105      818    42450 SH       SOLE                                      42450
APPLE COMPUTER INC.            COM              037833100     2929    27860 SH       SOLE                                      27860
AT&T INC                       COM              00206R102      256    10156 SH       SOLE                                      10156
BANK OF AMERICA CORP           COM              060505104      636    93315 SH       SOLE                                      93315
BARNES & NOBLE                 COM              067774109     1104    51630 SH       SOLE                                      51630
BELDEN CDT INC                 COM              077454106      839    67105 SH       SOLE                                      67105
BGC PARTNERS INC-CL A          COM              05541T101     2667  1206610 SH       SOLE                                    1206610
BJ'S RESTAURANTS INC           COM              09180C106     1038    74650 SH       SOLE                                      74650
CHECK POINT SOFTWARE TECH      COM              M22465104     2530   113910 SH       SOLE                                     113910
CHEVRON CORP (fmly ChevronTexa COM              166764100     3689    54862 SH       SOLE                                      54862
CISCO SYSTEMS                  COM              17275R102      500    29835 SH       SOLE                                      29835
COCA COLA COMPANY              COM              191216100      646    14700 SH       SOLE                                      14700
CONOCOPHILLIPS                 COM              20825C104      730    18644 SH       SOLE                                      18644
CONSOLIDATED GRAPHICS INC      COM              209341106      324    25500 SH       SOLE                                      25500
COUGAR BIOTECHNOLOGY INC       COM              222083107      402    12500 SH       SOLE                                      12500
CROWN MEDIA HOLDINGS - CL A    COM              228411104       27    13300 SH       SOLE                                      13300
DUKE ENERGY CORP-NEW           COM              26441C105     1326    92610 SH       SOLE                                      92610
EL PASO CORP                   COM              28336L109      515    82400 SH       SOLE                                      82400
ELECTRONIC ARTS INC.           COM              285512109      187    10275 SH       SOLE                                      10275
EXXON MOBIL CORPORATION        COM              30231G102     1541    22635 SH       SOLE                                      22635
FOSTER WHEELER LTD             COM              H27178104      972    55645 SH       SOLE                                      55645
FREEPORT McMORAN COPPER - B    COM              35671D857      300     7875 SH       SOLE                                       7875
GENERAL ELECTRIC CO COM        COM              369604103     1098   108594 SH       SOLE                                     108594
GOOGLE INC - CL A              COM              38259P508     1886     5420 SH       SOLE                                       5420
HALLIBURTON CO.                COM              406216101     3308   213815 SH       SOLE                                     213815
HARLEYSVILLE NATIONAL CORP     COM              412850109      215    35499 SH       SOLE                                      35499
HESS CORP (fmly Amerada Hess C COM              42809H107      279     5140 SH       SOLE                                       5140
HOLOGIC INC                    COM              436440101     1820   139050 SH       SOLE                                     139050
INTEL CORP COM                 COM              458140100      545    36275 SH       SOLE                                      36275
INTERNATIONAL BUSINESS MACHINE COM              459200101      869     8965 SH       SOLE                                       8965
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     2624   284625 SH       SOLE                                     284625
J.P. MORGAN CHASE & CO         COM              46625H100      824    31015 SH       SOLE                                      31015
JOHNSON & JOHNSON COM          COM              478160104     2588    49200 SH       SOLE                                      49200
KB HOME                        COM              48666k109     2340   177550 SH       SOLE                                     177550
KIMBERLY CLARK                 COM              494368103      294     6370 SH       SOLE                                       6370
KINDER MORGAN ENERGY PARTNERS  COM              494550106      321     6875 SH       SOLE                                       6875
KRAFT FOODS INC. - CLASS A     COM              50075N104      428    19195 SH       SOLE                                      19195
LEXINGTON CORPORATE PPTYS TR   COM              529043101     1300   546070 SH       SOLE                                     546070
LIONS GATE ENTERTAINMENT CORP  COM              535919203      535   106000 SH       SOLE                                     106000
MARATHON OIL CORP              COM              565849106     3199   121675 SH       SOLE                                     121675
MERCK & CO INC COM             COM              589331107     1187    44385 SH       SOLE                                      44385
MICROCHIP TECHNOLOGY INC       COM              595017104     2238   105637 SH       SOLE                                     105637
MICROSOFT                      COM              594918104      391    21300 SH       SOLE                                      21300
NOKIA CORP                     COM              654902204      518    44360 SH       SOLE                                      44360
NORTHROP GRUMMAN CORP          COM              666807102     1759    40300 SH       SOLE                                      40300
NUSTAR ENERGY LP               COM              67058H102      922    20000 SH       SOLE                                      20000
ORACLE SYSTEM CORP             COM              68389X105      437    24200 SH       SOLE                                      24200
PENNEY (J.C.) CO.              COM              708160106      611    30440 SH       SOLE                                      30440
PEOPLE'S UNITED FINANCIAL INC. COM              712704105      740    41197 SH       SOLE                                      41197
PEPSICO INC COM                COM              713448108      416     8075 SH       SOLE                                       8075
PROCTER & GAMBLE CO.           COM              742718109      628    13336 SH       SOLE                                      13336
QUALCOMM INC                   COM              747525103      891    22890 SH       SOLE                                      22890
QUICKSILVER INC                COM              74838C106       20    15400 SH       SOLE                                      15400
REDWOOD TRUST INC              COM              758075402     5627   366570 SH       SOLE                                     366570
SARA LEE                       COM              803111103     1180   146005 SH       SOLE                                     146005
SCHLUMBERGER LTD COM           COM              806857108      268     6610 SH       SOLE                                       6610
SHIP FINANCE INTL LTD          COM              G81075106     3635   554050 SH       SOLE                                     554050
SPDR GOLD TRUST                COM              78463V107      271     3000 SH       SOLE                                       3000
SPECTRA ENERGY CORP            COM              847560109     1299    91850 SH       SOLE                                      91850
SPX CORP                       COM              784635104     1690    35940 SH       SOLE                                      35940
STARBUCKS CORP                 COM              855244109      570    51340 SH       SOLE                                      51340
SYMANTEC CORP                  COM              871503108     1071    71700 SH       SOLE                                      71700
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109     2725   326305 SH       SOLE                                     326305
TARGET CORP                    COM              87612E106      229     6650 SH       SOLE                                       6650
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     6348   140910 SH       SOLE                                     140910
TEXAS INSTRUMENTS INC.         COM              882508104      288    17440 SH       SOLE                                      17440
TRANSTEXAS GAS CORP - CLASS A  COM              893895201        0    15041 SH       SOLE                                      15041
TVI CORP                       COM              872916101        2    17500 SH       SOLE                                      17500
WELLS FARGO COMPANY            COM              949746101      154    10820 SH       SOLE                                      10820
WYETH (formerly American Home  COM              983024100      481    11180 SH       SOLE                                      11180
XILINX INC                     COM              983919101      221    11550 SH       SOLE                                      11550
MORGAN STANLEY CAP TR III 6.25 PFD              617460209     2331   160775 SH       SOLE                                     160775